CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues	¥ 13,292,982	$ 1,927,301	¥ 7,965,323	¥ 4,033,418
Cost of materials	(5,178,963)	(750,879)	(3,198,552)	(1,995,380)
Store rental and other operating costs	(2,829,987)	(410,310)	(2,036,772)	(1,726,619)
Depreciation and amortization expenses	(391,936)	(56,825)	(465,384)	(483,421)
Delivery expenses	(1,373,200)	(199,098)	(819,549)	(414,808)
Sales and marketing expenses	(570,122)	(82,660)	(336,855)	(462,112)
General and administrative expenses	(1,459,550)	(211,615)	(1,269,988)	(981,645)
Store preopening and other expenses	(36,012)	(5,221)	(16,352)	(9,982)
Impairment loss of long-lived assets	(221,800)	(32,200)	(21,368)	(71,467)
Losses and expenses related to Fabricated Transactions and Restructuring	(75,204)	(10,904)	(339,557)	(475,252)
Total operating expenses	(12,136,803)	(1,759,671)	(8,504,377)	(6,620,686)
Operating (loss)/income	1,156,179	167,630	(539,054)	(2,587,268)
Interest income	84,923	12,313	102,248	135,713
Interest and financing expenses	(23,484)	(3,405)	(35,490)	(116,471)
Foreign exchange (loss) /gain, net	10,661	1,546	12,441	(70,937)
Other (expenses)/income, net	60,680	8,798	(16,513)	(58,635)
Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes	6,381	925
Provision)/reversal for SEC settlement			1,146,474	(1,177,074)
Provision for equity litigants settlement	(279,967)	(40,591)	(155,314)	(1,226,119)
Gain from extinguishment of Series B Senior Secured Notes	124,139	17,998
Impairment of trust investments				(1,140,000)
Net (loss)/income before income taxes	1,126,750	163,364	514,792	(6,240,791)
Income tax (expense)/benefits	(638,504)	(92,574)	63,861	637,801
Net (loss)/income	488,246	70,790	578,653	(5,602,990)
Less: Net (loss)/income attributable to non-controlling interests			108	(13,885)
Net (loss)/income attributable to the Company's ordinary shareholders	¥ 488,246	$ 70,790	¥ 578,545	¥ (5,589,105)
Net (loss)/income per share:
Basic | (per share)	¥ 0.20	$ 0.03	¥ 0.29	¥ (2.76)
Diluted | (per share)	¥ 0.19	$ 0.03	¥ 0.27	¥ (2.76)
Weighted average shares outstanding used in calculating basic and diluted (loss)/income per share:
Basic | shares	2,473,078,408	2,473,078,408	2,051,263,478	2,021,919,061
Diluted | shares	2,516,273,627	2,516,273,627	2,135,844,257	2,021,919,061
Net (loss)/income	¥ 488,246	$ 70,790	¥ 578,653	¥ (5,602,990)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil	(69,552)	(10,084)	102,802	286,697
Total comprehensive (loss)/income	418,694	60,706	681,455	(5,316,293)
Less: total comprehensive (loss)/income attributable to non-controlling interests			108	(13,885)
Total comprehensive (loss)/income	418,694	60,706	681,347	(5,302,408)
Revenues from product sales
Net revenues:
Net revenues	10,223,720	1,482,300	6,659,218	3,716,791
Revenues from partnership stores
Net revenues:
Net revenues	¥ 3,069,262	$ 445,001	¥ 1,306,105	¥ 316,627